WAYCROSS LONG/SHORT EQUITY FUND
SCHEDULE OF INVESTMENTS
May 31, 2023 (Unaudited)

COMMON STOCKS - 87.1%	Shares	Value
Communications - 5.9%
Internet Media & Services - 5.4%
Alphabet, Inc. - Class A (a)(b)	14,941	$ 1,835,800
Meta Platforms, Inc. - Class A (a)(b)	11,533	3,053,016
		4,888,816
Telecommunications - 0.5%
T-Mobile US, Inc. (a)	3,500	480,375

Consumer Discretionary - 14.8%
Automotive - 0.9%
Ford Motor Company	71,000	852,000

E-Commerce Discretionary - 3.7%
Amazon.com, Inc. (a)(b)	24,105	2,906,581
MercadoLibre, Inc. (a)	396	490,644
		3,397,225
Leisure Facilities & Services - 3.9%
Las Vegas Sands Corporation (a)	8,024	442,363
Marriott International, Inc. - Class A	4,000	671,160
Starbucks Corporation	24,836	2,424,987
		3,538,510
Retail - Discretionary - 6.3%
Lowe's Companies, Inc.	3,500	703,955
Lululemon Athletica, Inc. (a)	900	298,737
O'Reilly Automotive, Inc. (a)	855	772,330
TJX Companies, Inc. (The)	27,803	2,134,993
Ulta Beauty, Inc. (a)	4,345	1,780,711
		5,690,726
Consumer Staples - 2.0%
Retail - Consumer Staples - 0.7%
Target Corporation	4,663	610,527

Wholesale - Consumer Staples - 1.3%
Sysco Corporation (b)	17,460	1,221,327

Energy - 1.5%
Oil & Gas Producers - 0.8%
Devon Energy Corporation	16,100	742,210

WAYCROSS LONG/SHORT EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 87.1% (Continued)	Shares	Value
Energy - 1.5% (Continued)
Oil & Gas Services & Equipment - 0.7%
Schlumberger Ltd.	14,000	$ 599,620

Financials - 5.4%
Banking - 3.8%
Citigroup, Inc. (b)	14,726	652,656
JPMorgan Chase & Company (b)	9,525	1,292,638
U.S. Bancorp	24,676	737,812
Wells Fargo & Company (b)	19,590	779,878
		3,462,984
Institutional Financial Services - 1.6%
Goldman Sachs Group, Inc. (The) (b)	4,285	1,387,912

Health Care - 19.3%
Biotech & Pharma - 7.7%
AbbVie, Inc. (b)	18,474	2,548,673
BioMarin Pharmaceutical, Inc. (a)	7,000	608,580
Eli Lilly & Company	7,041	3,023,828
Zoetis, Inc.	4,800	782,448
		6,963,529
Health Care Facilities & Services - 1.6%
AmerisourceBergen Corporation	6,150	1,046,422
Humana, Inc.	900	451,683
		1,498,105
Medical Equipment & Devices - 10.0%
Abbott Laboratories	8,200	836,400
Boston Scientific Corporation (a)	19,900	1,024,452
Danaher Corporation (b)	3,600	826,632
DexCom, Inc. (a)	5,400	633,204
Edwards Lifesciences Corporation (a)	16,951	1,427,783
Intuitive Surgical, Inc. (a)(b)	9,397	2,892,773
Thermo Fisher Scientific, Inc.	2,853	1,450,636
		9,091,880
Industrials - 7.9%
Aerospace & Defense - 1.4%
Boeing Company (The) (a)	6,100	1,254,770

Engineering & Construction - 1.1%
Fluor Corporation (a)	35,643	946,678

WAYCROSS LONG/SHORT EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 87.1% (Continued)	Shares	Value
Industrials - 7.9% (Continued)
Machinery - 1.1%
Ingersoll Rand, Inc.	17,500	$ 991,550

Transportation & Logistics - 3.4%
CSX Corporation	63,031	1,933,161
Norfolk Southern Corporation	5,594	1,164,559
		3,097,720
Transportation Equipment - 0.9%
Cummins, Inc.	4,150	848,301

Materials - 2.9%
Chemicals - 1.9%
Celanese Corporation	8,400	873,768
International Flavors & Fragrances, Inc.	10,700	827,003
		1,700,771
Construction Materials - 1.0%
Carlisle Companies, Inc.	4,500	955,980

Technology - 27.4%
Semiconductors - 8.2%
Advanced Micro Devices, Inc. (a)	7,600	898,396
Analog Devices, Inc. (b)	9,145	1,624,975
Marvell Technology, Inc.	38,439	2,248,297
NVIDIA Corporation	6,980	2,640,813
		7,412,481
Software - 8.5%
Adobe, Inc. (a)(b)	3,030	1,265,904
Intuit, Inc.	1,350	565,812
Microsoft Corporation (b)	12,293	4,036,898
MongoDB, Inc. (a)	1,725	506,788
Oracle Corporation	6,500	688,610
Snowflake, Inc. - Class A (a)	4,100	677,976
		7,741,988
Technology Hardware - 6.6%
Apple, Inc. (b)	18,787	3,329,996
Cisco Systems, Inc. (b)	41,754	2,073,921
Seagate Technology Holdings plc	10,300	619,030
		6,022,947

WAYCROSS LONG/SHORT EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 87.1% (Continued)	Shares	Value
Technology - 27.4% (Continued)
Technology Services - 4.1%
Mastercard, Inc. - Class A (b)	6,404	$ 2,337,588
PayPal Holdings, Inc. (a)(b)	9,030	559,770
Visa, Inc. - Class A	3,847	850,302
		3,747,660

Total Common Stocks (Cost $60,016,746)		$ 79,146,592

MONEY MARKET FUNDS - 10.9%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 4.98% (c) (Cost $9,908,763)	9,908,763	$ 9,908,763

Investments at Value - 98.0% (Cost $69,925,509)		$ 89,055,355

Other Assets in Excess of Liabilities - 2.0%		1,818,834

Net Assets - 100.0%		$ 90,874,189

(a)	Non-income producing security.
(b)	All or a portion this security is pledged as collateral for open short positions. The total value of such securities as of May 31, 2023 was $27,328,426.
(c)	The rate shown is the 7-day effective yield as of May 31, 2023.

WAYCROSS LONG/SHORT EQUITY FUND
SCHEDULE OF SECURITIES SOLD SHORT
May 31, 2023 (Unaudited)

COMMON STOCKS - 35.4%	Shares	Value
Communications - 0.9%
Cable & Satellite - 0.9%
Comcast Corporation - Class A	19,994	$ 786,764

Consumer Discretionary - 6.4%
Apparel & Textile Products - 0.7%
Nike, Inc. - Class B	6,455	679,453

Automotive - 0.8%
General Motors Company	23,500	761,635

E-Commerce Discretionary - 0.4%
eBay, Inc.	7,800	331,812

Leisure Facilities & Services - 0.9%
Hilton Worldwide Holdings, Inc.	6,000	816,720

Retail - Discretionary - 3.6%
AutoZone, Inc.	407	971,444
Best Buy Company, Inc.	5,785	420,396
Home Depot, Inc. (The)	3,000	850,350
Ross Stores, Inc.	9,800	1,015,476
		3,257,666
Consumer Staples - 1.1%
Retail - Consumer Staples - 1.1%
Walmart, Inc.	7,100	1,042,777

Energy - 1.6%
Oil & Gas Producers - 0.8%
ConocoPhillips	7,800	774,540

Oil & Gas Services & Equipment - 0.8%
Halliburton Company	25,000	716,250

Health Care - 9.8%
Biotech & Pharma - 2.9%
Amgen, Inc.	3,900	860,535
Johnson & Johnson	6,300	976,878

WAYCROSS LONG/SHORT EQUITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS - 35.4% (Continued)	Shares	Value
Health Care - 9.8% (Continued)
Biotech & Pharma - 2.9% (Continued)
Pfizer, Inc.	20,300	$ 771,806
		2,609,219
Health Care Facilities & Services - 2.4%
DaVita, Inc.	10,200	955,434
Elevance Health, Inc.	975	436,624
Patterson Companies, Inc.	30,000	785,700
		2,177,758
Medical Equipment & Devices - 4.5%
Becton, Dickinson and Company	3,950	954,952
DENTSPLY SIRONA, Inc.	15,300	552,636
Medtronic plc	12,200	1,009,672
Revvity, Inc.	5,600	645,792
Zimmer Biomet Holdings, Inc.	7,400	942,316
		4,105,368
Industrials - 4.2%
Aerospace & Defense - 1.1%
Raytheon Technologies Corporation	11,000	1,013,540

Diversified Industrials - 1.0%
Illinois Tool Works, Inc.	4,100	896,793

Machinery - 1.1%
Caterpillar, Inc.	4,700	967,025

Transportation & Logistics - 1.0%
Union Pacific Corporation	4,700	904,844

Materials - 3.0%
Chemicals - 2.0%
Ecolab, Inc.	6,300	1,039,815
Huntsman Corporation	35,000	831,250
		1,871,065
Containers & Packaging - 1.0%
WestRock Company	31,700	887,917

Technology - 8.4%
Semiconductors - 3.4%
Applied Materials, Inc.	4,500	599,850
Intel Corporation	11,800	370,992

WAYCROSS LONG/SHORT EQUITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS - 35.4% (Continued)	Shares	Value
Technology - 8.4% (Continued)
Semiconductors - 3.4% (Continued)
Microchip Technology, Inc.	13,700	$ 1,031,062
Texas Instruments, Inc.	6,000	1,043,280
		3,045,184
Software - 2.1%
Autodesk, Inc.	3,900	777,621
Workday, Inc. - Class A	5,500	1,165,945
		1,943,566
Technology Hardware - 1.3%
Datadog, Inc. - Class A	5,400	512,514
HP, Inc.	21,150	614,619
		1,127,133
Technology Services - 1.6%
Accenture plc - Class A	1,863	569,929
Paychex, Inc.	8,600	902,398
		1,472,327

Total Securities Sold Short - 35.4% (Proceeds $33,575,438)		$ 32,189,356

WAYCROSS FOCUSED CORE EQUITY FUND
SCHEDULE OF INVESTMENTS
May 31, 2023 (Unaudited)

COMMON STOCKS - 97.6%	Shares	Value
Communications - 8.7%
Internet Media & Services - 8.7%
Alphabet, Inc. - Class A (a)	3,172	$ 389,744
Meta Platforms, Inc. - Class A (a)	1,764	466,966
		856,710
Consumer Discretionary - 13.1%
E-Commerce Discretionary - 3.9%
Amazon.com, Inc. (a)	3,136	378,139

Leisure Facilities & Services - 3.2%
Starbucks Corporation	3,268	319,087

Retail - Discretionary - 6.0%
TJX Companies, Inc. (The)	3,855	296,026
Ulta Beauty, Inc. (a)	716	293,438
		589,464
Consumer Staples - 2.7%
Wholesale - Consumer Staples - 2.7%
Sysco Corporation	3,729	260,844

Financials - 10.1%
Banking - 7.0%
Citigroup, Inc.	3,064	135,796
JPMorgan Chase & Company	1,896	257,306
U.S. Bancorp	4,662	139,394
Wells Fargo & Company	4,038	160,753
		693,249
Institutional Financial Services - 3.1%
Goldman Sachs Group, Inc. (The)	932	301,875

Health Care - 18.6%
Biotech & Pharma - 7.6%
AbbVie, Inc.	2,589	357,178
Eli Lilly & Company	896	384,796
		741,974
Medical Equipment & Devices - 11.0%
Edwards Lifesciences Corporation (a)	3,848	324,117
Intuitive Surgical, Inc. (a)	1,422	437,749

WAYCROSS FOCUSED CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.6% (Continued)	Shares	Value
Health Care - 18.6% (Continued)
Medical Equipment & Devices - 11.0% (Continued)
Thermo Fisher Scientific, Inc.	622	$ 316,262
		1,078,128
Industrials - 6.8%
Engineering & Construction - 2.0%
Fluor Corporation (a)	7,414	196,916

Transportation & Logistics - 4.8%
CSX Corporation	7,278	223,216
Norfolk Southern Corporation	1,173	244,195
		467,411
Technology - 37.6%
Semiconductors - 11.5%
Analog Devices, Inc.	1,961	348,450
Marvell Technology, Inc.	4,935	288,648
NVIDIA Corporation	1,297	490,707
		1,127,805
Software - 9.2%
Adobe, Inc. (a)	619	258,612
Microsoft Corporation	1,942	637,733
		896,345
Technology Hardware - 10.6%
Apple, Inc.	3,990	707,228
Cisco Systems, Inc.	6,688	332,193
		1,039,421
Technology Services - 6.3%
Mastercard, Inc. - Class A	911	332,533
PayPal Holdings, Inc. (a)	1,906	118,153
Visa, Inc. - Class A	773	170,856
		621,542

Total Common Stocks (Cost $8,807,267)		$ 9,568,910

WAYCROSS FOCUSED CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.3%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 4.98% (b) (Cost $128,790)	128,790	$ 128,790

Investments at Value - 98.9% (Cost $8,936,057)		$ 9,697,700

Other Assets in Excess of Liabilities - 1.1%		104,766

Net Assets - 100.0%		$ 9,802,466

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of May 31, 2023.